Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data
The following is a summary of the quarterly results of operations for the years ended December 31, 2015 and 2014.

	For the three months ended
2015	March 31	June 30	September 30	December 31	Full Year
Net sales	$1,363	$1,508	$1,486	$1,360	$5,717
Cost of goods sold	1,111	1,282	1,222	1,147	4,762
Income (loss) before income taxes	58	(18)	(107)	(121)	(188)
Net income (loss)	43	(18)	(29)	(86)	(90)
Net income (loss) attributable to Chemours	43	(18)	(29)	(86)	(90)
Basic earnings (loss) per share(1)	0.24	(0.10)	(0.16)	(0.48)	(0.50)
Diluted earnings (loss) per share(1)	0.24	(0.10)	(0.16)	(0.48)	(0.50)
	For the three months ended
2014	March 31	June 30	September 30	December 31	Full Year
Net sales	$1,569	$1,682	$1,632	$1,549	$6,432
Cost of goods sold	1,240	1,311	1,273	1,248	5,072
Income before income taxes	132	155	143	120	550
Net income	98	116	108	79	401
Net income attributable to Chemours	98	116	107	79	400
Basic earnings per share(1)	0.54	0.64	0.59	0.44	2.21
Diluted earnings per share(1)	0.54	0.64	0.59	0.44	2.21

(1)
On July 1, 2015, E. I. du Pont de Nemours and Company distributed 180,966,833 shares of Chemours’ common stock to holders of its common stock. Basic and diluted earnings (loss) per common share for all periods prior to July 1, 2015 were calculated using the shares distributed on July 1, 2015. Refer to Note 9 for information regarding the calculation of basic and diluted earnings per share.